Fees Summary	Sep. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,102,000
Previously Paid Amount	0.00
Total Fee Amount	474.92
Total Offset Amount	0.00
Net Fee	474.92
Narrative - Max Aggregate Offering Price	$ 3,102,000
Final Prospectus	true